Leases (right of use assets) - Schedule of reconciliation of right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning period	€ 19,232	€ 20,392
Revaluation due to variable payments	0	0
Termination of contracts	(27)	(1,100)
Right-of-use assets, ending period	18,558	19,232
Land, buildings and leasehold improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning period	18,932	20,141
Additions	12	38
Amortization	(1,725)	(1,788)
Impairment charge	0
Impairment charge		980
Revaluation due to variable payments	58	1,404
Termination of contracts	0	(1,246)
Exchange rate differences	916	(596)
Right-of-use assets, ending period	18,193	18,932
Manufacturing and laboratory equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning period	0	0
Additions	78	0
Amortization	(8)	0
Impairment charge	0
Impairment charge		0
Revaluation due to variable payments	0	0
Termination of contracts	(71)	0
Exchange rate differences	2	0
Right-of-use assets, ending period	0	0
Furniture, fittings and other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning period	300	251
Additions	280	199
Amortization	(186)	(135)
Impairment charge	0
Impairment charge		0
Revaluation due to variable payments	(2)	0
Termination of contracts	(26)	(12)
Exchange rate differences	(2)	(3)
Right-of-use assets, ending period	365	300
Total assets
Disclosure of quantitative information about right-of-use assets [line items]
Additions	369	237
Amortization	(1,919)	(1,923)
Impairment charge	0
Impairment charge		980
Revaluation due to variable payments	56	1,404
Termination of contracts	(97)	(1,258)
Exchange rate differences	€ 916	€ (599)